10. EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
EQUITY METHOD INVESTMENTS

NOTE 10 – EQUITY METHOD INVESTMENTS

Condor Energy Technology, LLC

In October 2011, the Company formed a new subsidiary, Condor Energy Technology LLC (“Condor”), a limited liability company organized under the laws of the State of Nevada. Also, in October 2011, the Company issued 1,333,334 shares of its Series A Preferred Stock and an 80% interest in Condor to MIE Holdings for total proceeds of $3,000,000 of which the Company allocated $2,457,312 attributable to the MIE Holdings' investment in Condor, based on the proportionate fair value of the interest purchased by MIE Holdings. Following the transaction, the Company owns 20% of Condor and a subsidiary of MIE Holdings Corporation (“MIE Holdings”) owns 80%. The Company acquired oil and gas interests in the Niobrara formation (the “Niobrara Asset”) on October 31, 2011, and contributed the properties for its interest in Condor immediately upon the acquisition. Condor operates the Niobrara Asset. The $3,000,000 in proceeds received by the Company from the issuance of the 1,333,334 shares of Series A preferred stock were allocated first to MIE Holdings' interest in Condor based on the original purchase price of the Niobrara asset as follows in the table below, with the balance allocated to the Series A preferred stock purchased by MIE Holdings.

The Company accounts for its 20% ownership in Condor using the equity method. The Company evaluated its relationship with Condor to determine if Condor was a variable interest entity (“VIE”) as defined in ASC 810-10, and whether the Company was the primary beneficiary of Condor, in which case consolidation with the Company would be required. The Company determined that Condor qualified as a VIE, however, the Company concluded that MIE Holdings was the primary beneficiary as a result of being in control of the Board and its ability to control the funding commitments to Condor. The Company’s total investment in Condor at December 31, 2012 was $160,353, after recording its share of Condor’s losses for the year ended December 31, 2012 of $428,100.

	December 31,	December 31,
	2012	2011
Beginning balance	$588,453	$-
Contributions	-	614,328
Equity in net loss at 20%	(428,100)	(25,875)
	-	-
Ending balance	$160,353	$588,453

During the years ended December 31, 2012 and December 31, 2011, the Company loaned Condor funds for operations which were documented in a promissory note entered into on February 14, 2013, with an effective date of November 1, 2012, which note permits multiple loans to be made thereunder up to $8,000,000 and scheduled therein as separate “advances”. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest are due thirty-six (36) months from the date each advance is made under the note, with the first repayment being due September 24, 2015. As of December 31, 2012, the balance of the note receivable is $2,435,666 plus accrued interest of $16,963 from Condor.

During the year ended December 31, 2012, the Company issued to Condor a total of 122,812 shares of Series A Preferred Stock valued at $276,326 based on the grant date fair value of $2.25 per share.  The preferred stock issued to Condor was recorded as a stock subscription receivable by the Company.

The Company has an agreement to provide management services to Condor for which Condor owes $81,124 at December 31, 2012. Total fees billed to Condor were $363,102 and $96,000 in 2012 and 2011.

At December 31, 2012, Condor owes the Company $112,488 from production sales related to the Company’s 18.75% working interest in the Niobrara Asset.

At December 31, 2012, the Company owes Condor $112,069 from production related expenses and $802,614 related to capital expenditures incurred by Condor for the drilling of the three wells during the year ended December 31, 2012.

White Hawk Petroleum, LLC

The Company accounts for its 50% ownership in White Hawk using the equity method. The Company evaluated its relationship with White Hawk to determine if White Hawk was a variable interest entity (“VIE”) as defined in ASC 810-10, and whether the Company was the primary beneficiary of White Hawk, in which case consolidation with the Company would be required. The Company determined that White Hawk qualified as a VIE, however the Company concluded that MIE Holdings was the primary beneficiary as a result of its ability to control the funding commitments to White Hawk. The Company’s entire investment in White Hawk is at risk of loss. The Company’s total investment in White Hawk at December 31, 2012 was $1,937,981 after recording its share of White Hawk’s income for the year ended December 31, 2012 of $70,488.

December 31, 2012

Beginning balance	$3,734,986
Sale of equity investment	(1,867,493)
Equity in net earnings at 50%	70,488
Ending balance	$1,937,981

During the year ended December 31, 2012, the Company loaned White Hawk funds for operating expenses and drilling and completion costs for a third Eagle Ford well, pursuant to a promissory note entered into on June 4, 2012, which note permits multiple loans to be made thereunder and scheduled therein as separate “advances”, with no stated maximum limit of loan principal. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest of each loan is due thirty-six (36) months from the date of each advance is made under the note, with the first repayment being due June 4, 2015. As of December 31, 2012, the balance of the note receivable is $332,974 plus accrued interest of $460 from White Hawk.